Subsequent Events (Detail Textuals) - Subsequent event - 4.50% Convertible Senior Notes due 2024 (the "2024 Notes") $ in Thousands, ADSs in Millions	Feb. 04, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 30, 2019 ADSs $ / ADS
Subsequent Event [Line Items]
Aggregate principal amount of notes	$ 650,000
Interest rate	4.50%
Term of notes	30 days
Additional debt, principal amount	$ 100,000	$ 48,227	$ 51,773
Cap price per ADS of capped call transaction | $ / ADS				14.92
Number of agreegate american depository shares purchased | ADSs				26.8